ORGANIZATION AND OPERATIONS	12 Months Ended
Jan. 31, 2014
Consolidated subsidiary
ORGANIZATION AND OPERATIONS

Note 1 - Organization and Operations

Online Tele-Solutions, Inc.

Online Tele-Solutions, Inc. (“Online Tele-Solutions”) was incorporated under the laws of the State of Nevada on June 5, 2008.  Initial operations have included organization and incorporation, target market identification, marketing plans, and capital formation. A substantial portion of the Company’s activities had involved developing a business plan and establishing contacts and visibility in the marketplace. The Company has generated no revenues since inception.

Certificate of Amendment to the Articles of Incorporation

On March 9, 2012, the Board of Directors and the consenting stockholders adopted and approved a resolution to (i) amend the Company’s Articles of Incorporation to (a) increase the number of shares of authorized common stock from 50,000,000 to 300,000,000; (b) create 25,000,000 shares of "blank check" preferred stock with a par value of $0.0001 per share; (c) change the par value of the common stock from $0.001 per share to $0.0001 per share; and (ii) effectuate a forward split of all issued and outstanding shares of common stock, at a ratio of thirty-for-one (30:1) (the "Stock Split").

Certificate of Amendment to the Articles of Incorporation

On November 14, 2012, the Board of Directors of Online Tele-Solutions and two (2) stockholders holding an aggregate of  45,600,000  shares of common stock issued and outstanding as of November 6, 2012, approved and consented, in writing, to effectuate an amendment to the  Company's  Articles  of  Incorporation  to  change  the  name of  Online Tele-Solutions to "Tungsten Corp." the “Company”).

Nevada Tungsten Holdings Ltd.

 Nevada Tungsten Holdings Ltd. (“Tungsten”) was incorporated on October 30, 2012 under the laws of the State of Nevada. Tungsten intends to engage in the exploration of certain tungsten interests in the State of Nevada.

Reverse Acquisition and Change in Scope of Business

On April 8, 2013, the Company closed a voluntary share exchange transaction pursuant to a stock exchange agreement (“SEA”) with Guy Martin and Nevada Tungsten Holdings Ltd. Pursuant to the terms of the SEA, the Company acquired all of the issued and outstanding shares of Nevada Tungsten Holdings Ltd.’s common stock from Guy Martin.  The sole asset of Nevada Tungsten Holdings Ltd. is an option to acquire all tungsten rights in regards to 32 patented and unpatented mining claims situated in White Pine Country, Nevada pursuant to an option agreement by and between Viscount Nevada Holdings Ltd. (the “Optionor”) and Nevada Tungsten Holdings Ltd. (the “Option Agreement”).

Immediately prior to the Share Exchange Transaction on April 8, 2013, the Company had 66,000,000 common shares issued and outstanding. Simultaneously with the Closing of the Share Exchange Agreement, on the Closing Date, the Company’s then majority stockholder surrendered 3,000,000 shares of the Company's common stock to the Company for cancellation.

As a result of the Share Exchange Agreement, the Company issued 3,000,000 common shares for the acquisition of 100% of the issued and outstanding shares of Tungsten.  Even though the shares issued only represented approximately 4.3% of the issued and outstanding common stock immediately after the consummation of the Share Exchange Agreement the stockholder of Tungsten completely took over and controlled the board of directors and management of the Company upon acquisition.

As a result of the change in control to the then Tungsten Stockholder, for financial statement reporting purposes, the merger between the Company and Tungsten has been treated as a reverse acquisition with Tungsten deemed the accounting acquirer and the Company deemed the accounting acquiree under the acquisition method of accounting in accordance with section 805-10-55 of the FASB Accounting Standards Codification.  The reverse acquisition is deemed a capital transaction and the net assets of Tungsten (the accounting acquirer) are carried forward to the Company (the legal acquirer and the reporting entity) at their carrying value before the acquisition.  The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Tungsten which are recorded at their historical cost.  The equity of the Company is the historical equity of Tungsten retroactively restated to reflect the number of shares issued by the Company in the transaction.